[AETNA             151 Farmington Avenue      Maria R. L. Stewart
 LOGO]             Hartford, CT  06156        Contracts & Prospectus Unit, TS41
                                              Products Group
                                              (860) 273-6286
                                              Fax: (860) 273-3004


April 22, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Aetna GET Fund
     File Nos. 33-12723 and 811-5062


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 10 to the Registration Statement for the above-referenced Registrant does not differ from that which was filed electronically on February 25, 1997. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-6286.


Sincerely,


/s/ Maria R. L. Stewart
Prospectus Unit